SIGNIFICANT ACCOUNTING POLICIES (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Prepaid expenses and other current assets		$ 256
Accrued expenses and other payables		182
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	$ 0
Lease liabilities, beginning balance	7,032
Right-of-use assets, ending balance	6,668
Reconciliation to operating lease commitments [Abstract]
Operating lease commitments as of December 31, 2018		$ 7,441
Weighted average incremental borrowing rate as of January 1, 2019 (%)		1.42%
Discounted operating lease commitments of January 1, 2019		$ 7,032
Lease liabilities, beginning balance	7,032
Lease liabilities [member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Lease liabilities, beginning balance	7,032
Interest expenses	237
Re-measurement, lease liabilities	26
Payments	(468)
Lease liabilities, ending balance	6,827
Reconciliation to operating lease commitments [Abstract]
Lease liabilities, beginning balance	7,032
Right-of-use assets [member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	7,106
Depreciation expenses	(464)
Re-measurement, right-of-use assets	26
Right-of-use assets, ending balance	6,668
Offices and labs [Member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	2,104
Depreciation expenses	(292)
Right-of-use assets, ending balance	1,812
Vehicles [member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	291
Depreciation expenses	(32)
Right-of-use assets, ending balance	259
Production Plant [Member]
Quantitative information of right-of-use assets and lease liabilities [abstract]
Right-of-use assets, beginning balance	4,711
Depreciation expenses	(140)
Re-measurement, right-of-use assets	26
Right-of-use assets, ending balance	$ 4,597